Annual Fund Operating Expenses (Vanguard Tax-Managed Capital Appreciation Fund Institutional)	Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%